International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses:
Interest expense (Debentures)	$ 6,435	$ 6,989	$ 5,392
Income before federal income taxes and equity in undistributed net income of subsidiaries	259,954	272,583	221,642
Income tax expense	54,850	56,652	64,206
Net income	205,104	215,931	157,436
Parent Company | Reportable Legal Entities
Income:
Dividends from subsidiaries	127,750	105,000	64,600
Interest income on notes receivable	922
Interest income on other investments	(514)	8,208	8,100
Other	18	1,988	26
Total income	128,176	115,196	72,726
Expenses:
Interest expense (Debentures)	6,435	6,989	5,392
Other	2,749	2,930	5,648
Total expenses	9,184	9,919	11,040
Income before federal income taxes and equity in undistributed net income of subsidiaries	118,992	105,277	61,686
Income tax expense	(1,878)	481	(2,076)
Income before equity in undistributed net income of subsidiaries	120,870	104,796	63,762
Equity in undistributed net income of subsidiaries	84,234	111,135	93,674
Net income	$ 205,104	$ 215,931	$ 157,436